INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE	The income tax expense consists of the following items:
	2024	2023
Current – Federal	$-	$(36)
Current – State	-	10
Deferred – Federal	-	-
Deferred – State	-	-
Total tax expense	$-	$(26)

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES)

Components of deferred tax assets (liabilities) are as follows:

	2024	2023
Deferred tax assets:
Start up costs	$793	$850
Lease liability	5,860	804
Stock based compensation	115	1,305
Accrued expenses	1,291	1,179
Allowance for bad debt	59	62
Research and development credit	875	847
Fixed assets and intangibles	2,896	1,657
Interest expense	8,211	4,907
Prepaid expenses	320	512
Settlement accrual	574	-
Net Operating Loss	12,813	7,891
Inventory (Sec. 263A)	175	360
Deferred tax asset	$33,982	$20,374

Deferred tax liabilities:
Right of Use Asset	4,533	757
Fixed assets and intangibles	-	-
Deferred tax liability	4,533	757
Net deferred tax asset (liability)	29,449	19,617
Valuation Allowance	(29,449)	(19,617)
Net deferred tax asset	$-	$-

SCHEDULE OF RECONCILIATION BETWEEN THE EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2024 and 2023, is as follows:

	2024		2023
	Tax	Percentage	Tax	Percentage
Book income (loss) before taxes	$(8,529)	21.00%	(2,902)	21.00%

Permanent differences (other than tax))	(259)	0.64%	(6,089)	44.07%
State taxes, net	(1,110)	2.73%	(1,233)	8.92%
Deferred true-up	(142)	0.35%	(1,617)	11.71%
Research and development credits	(29)	0.07%	(647)	4.68%
Research and development capitalization	-	-%	(300)	2.17%
Uncertain tax positions	(36)	0.09%	132	(0.96)%
Other	94	(0.23)%	68	(0.49)%
Rate Change	179	(0.44)%	268	(1.94)%
Change in valuation allowance	9,832	(24.21)%	12,294	(88.96)%
Total	$-		(26)
Effective tax rate		-%		0.20%

SCHEDULE OF GROSS UNCERTAIN TAX POSITIONS

The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance at January 1, 2023	$128
Additions for current year tax positions	(37)
Balance at December 31, 2023	91
Additions for current year tax positions	(36)
Balance at December 31, 2024	$55